Trade and Other Payables	12 Months Ended
Dec. 31, 2022
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Trade and Other Payables
15.	Trade and Other Payables
Details of trade and other payables as at December 31, 2021 and
2022
, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Current liabilities
Trade payables	￦	1,537,148	￦	1,150,515
Other payables		5,104,274		6,182,650

Total	￦	6,641,422	￦	7,333,165

Non-current liabilities
Other payables	￦	1,338,781	￦	1,064,099

Total	￦	1,338,781	￦	1,064,099

Details of other payables as at December 31, 2021 and 2022 are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Non-trade payables 1	￦	4,378,445	￦	4,981,300
Accrued expenses		1,037,616		1,234,023
Operating deposits		814,613		818,603
Others		212,381		212,823
Less: non-current		(1,338,781)		(1,064,099)

Current	￦	5,104,274	￦	6,182,650

1	Settlement payables of BC Card Co., Ltd., a subsidiary of the Group, of ￦ 1,754,075 million related to credit card transactions are included as at December 31, 2022 (2021: ￦ 1,086,996 million ).